UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Generation Investment Management LLP
Address: One Vine Street
         London, United Kingdom  W1J 0AH

13F File Number:  028-12114

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David Blood
Title:     Managing Partner
Phone:     +44 (0) 207 534 4700


Signature, Place, and Date of Signing:

 /s/    David Blood     London, UK     May 11, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    26

Form 13F Information Table Value Total:    $2,965,065 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMAZON COM INC                 COM              023135106    70441   399660 SH       SOLE                   271845        0   127815
AMDOCS LTD                     ORD              G02602103    69499  2462293 SH       SOLE                  1679991        0   782302
ANSYS INC                      COM              03662Q105    60437  1140029 SH       SOLE                   782123        0   357906
AUTODESK INC                   COM              052769106    22761   516000 SH       SOLE                   516000        0        0
BARD C R INC                   COM              067383109   131149  1349767 SH       SOLE                   921918        0   427849
BECTON DICKINSON & CO          COM              075887109   218237  2800247 SH       SOLE                  1913731        0   886516
BLACKBAUD INC                  COM              09227Q100    68834  2582504 SH       SOLE                  1759782        0   822722
BROWN & BROWN INC              COM              115236101   112507  4456803 SH       SOLE                  3044512        0  1412291
COLGATE PALMOLIVE CO           COM              194162103   128551  1626789 SH       SOLE                  1109887        0   516902
DANAHER CORP DEL               COM              235851102   108473  2136243 SH       SOLE                  1456869        0   679374
EBAY INC                       COM              278642103   125123  4119896 SH       SOLE                  2810360        0  1309536
FIRST SOLAR INC                COM              336433107   109092   690674 SH       SOLE                   507950        0   182724
GREENHILL & CO INC             COM              395259104    90376  1403960 SH       SOLE                   955349        0   448611
JONES LANG LASALLE INC         COM              48020Q107   153470  1572656 SH       SOLE                  1072981        0   499675
LABORATORY CORP AMER HLDGS     COM NEW          50540R409    67489   748693 SH       SOLE                   511176        0   237517
LONGTOP FINL TECHNOLOGIES LT   ADR              54318P108    22098   718586 SH       SOLE                   490198        0   228388
MINDRAY MEDICAL INTL LTD       SPON ADR         602675100    60461  2452258 SH       SOLE                  1672979        0   779279
NORTHERN TR CORP               COM              665859104   214130  4313123 SH       SOLE                  2965203        0  1347920
PAYCHEX INC                    COM              704326107   104867  3417782 SH       SOLE                  2331990        0  1085792
PLUM CREEK TIMBER CO INC       COM              729251108   177554  4131141 SH       SOLE                  3275698        0   855443
QUANTA SVCS INC                COM              74762E102   204887  9293826 SH       SOLE                  6949724        0  2344102
SCHEIN HENRY INC               COM              806407102   305841  4454610 SH       SOLE                  3039079        0  1415531
STRAYER ED INC                 COM              863236105    80285   628799 SH       SOLE                   428919        0   199880
SYSCO CORP                     COM              871829107    98154  3621454 SH       SOLE                  2463115        0  1158339
TAIWAN SEMICONDUCTOR MFG LTD   SPONSORED ADR    874039100    96558  8102060 SH       SOLE                  5510575        0  2591485
VARIAN MED SYS INC             COM              92220P105    63791   946752 SH       SOLE                   780825        0   165927